FEDERATED EQUITY FUNDS

                        Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 January 3, 2006

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


RE:  FEDERATED EQUITY FUNDS (the "Trust" or "Registrant")
            Federated Capital Appreciation Fund
            Federated Kaufmann Fund
            Federated Kaufmann Small Cap Fund
            Federated Large Cap Growth Fund
            Federated Market Opportunity Fund
            Federated Mid Cap Growth Strategies Fund
            Federated Strategic Value Fund
            Federated Technology Fund

            1933 Act File No. 2-91090
=           1940 Act File No. 811-4017


Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated December 31 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 76 on December 29, 2005.

      If you have any questions regarding this certification, please contact me at (412) 288-8239.

                                                Very truly yours,



                                                /s/ Todd P. Zerega
                                                Todd P. Zerega
                                                Assistant Secretary